SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about entity reportable segments, assets and liabilities [Table Text Block]
December 31, 2018
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

Cash and cash equivalents	$14,477	$765	$3,947	$4,776	$8,863	$548	$33,376
Other Investments	88	-	-	-	-	-	88
Accounts receivables	176	1,924	9,386	2,760	8,996	3,705	26,947
Inventories	-	-	6,310	3,736	2,939	1,909	14,894
Prepaid expenses	1,666	75	706	26	129	102	2,704
Non-current deposits	76	-	308	151	74	505	1,114
Deferred income tax asset	-	-	6,782	1,549	816	-	9,147
Mineral property, plant and equipment	573	11,791	34,933	9,348	11,323	20,809	88,777
Total assets	$17,056	$14,555	$62,372	$22,346	$33,140	$27,578	$177,047

Accounts payable and accrued liabilities	$6,045	$287	$5,528	$1,872	$4,347	$1,391	$19,470
Income taxes payable	1,028	-	926	878	1,218	-	4,050
Deferred lease inducement	217	-	-	-	-	-	217
Provision for reclamation and rehabilitation	-	-	2,128	1,805	4,148	114	8,195
Deferred income tax liability	-	-	-	36	-	299	335
Total liabilities	$7,290	$287	$8,582	$4,591	$9,713	$1,804	$32,267

December 31, 2017
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

Cash and cash equivalents	$20,884	$1,034	$6,212	$2,360	$7,594	$193	$38,277
Restricted cash	1,000	-	-	-	-	-	1,000
Other Investments	168	-	-	-	-	-	168
Accounts receivables	341	893	12,115	4,100	15,602	961	34,012
Inventories	-	-	8,476	2,178	2,477	-	13,131
Prepaid expenses	1,090	128	125	77	176	315	1,911
Non-current deposits	76	-	316	144	74	-	610
Deferred income tax asset	-	-	-	655	-	-	655
Mineral property, plant and equipment	691	11,285	42,264	6,766	15,929	11,881	88,816
Total assets	$24,250	$13,340	$69,508	$16,280	$41,852	$13,350	$178,580

Accounts payable and accrued liabilities	$5,965	$225	$4,484	$1,774	$5,721	$899	$19,068
Income taxes payable	727	-	1,499	940	19	-	3,185
Deferred lease inducement	236	-	-	-	-	-	236
Provision for reclamation and rehabilitation	-	-	2,086	1,772	4,074	50	7,982
Deferred income tax liability	-	200	528	637	227	-	1,592
Total liabilities	$6,928	$425	$8,597	$5,123	$10,041	$949	$32,063

Disclosure of detailed information about entity reportable segments, income and expenditures [Table Text Block]
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

	Year ended December 31, 2018
Silver revenue	$-	$-	$32,267	$14,310	$38,903	$-	$85,480
Gold revenue	-	-	6,962	25,495	32,572	-	65,029
Total revenue	$-	$-	$39,229	$39,805	$71,475	$-	$150,509

Salaries, wages and benefits:
mining	$-	$-	$5,382	$5,102	$9,309	$-	$19,793
processing	-	-	1,644	1,065	2,201	-	4,910
administrative	-	-	2,580	2,360	3,116	-	8,056
stock based compensation	-	-	(31)	(31)	(31)	-	(93)
change in inventory	-	-	662	(383)	(42)	-	237
Total salaries, wages and benefits	-	-	10,237	8,113	14,553	-	32,903

Direct costs:
mining	-	-	20,332	10,716	13,197	-	44,245
processing	-	-	6,783	6,590	8,211	-	21,584
administrative	-	-	1,886	1,670	2,336	-	5,892
change in inventory	-	-	1,021	(815)	80	-	286
Total direct production costs	-	-	30,022	18,161	23,824	-	72,007

Depreciation and depletion:
depreciation and depletion	-	-	22,352	931	14,609	-	37,892
change in inventory	-	-	765	(70)	(175)	-	520
Total depreciation and depletion	-	-	23,117	861	14,434	-	38,412

Royalties	-	-	1,123	190	340	-	1,653
Write down of inventory to NRV	-	-	2,026	-	-	-	2,026

Total cost of sales	$-	$-	$66,525	$27,325	$53,151	$-	$147,001

Earnings (loss) before taxes	$(8,079)	$(12,258)	$(27,296)	$12,480	$18,324	$(882)	$(17,711)

Current income tax expense (recovery)	-	-	642	2,507	1,328	-	4,477
Deferred income tax expense (recovery)	-	-	(7,475)	(1,530)	(1,043)	299	(9,749)
Total income tax expense (recovery)	-	-	(6,833)	977	285	299	(5,272)

Net earnings (loss)	$(8,079)	$(12,258)	$(20,463)	$11,503	$18,039	$(1,181)	$(12,439)

	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

	Year ended December 31, 2017
Silver revenue	$-	$-	$37,161	$15,265	$31,934	$-	$84,360
Gold revenue	-	-	6,210	33,154	26,775	-	66,139
Total revenue	$-	$-	$43,371	$48,419	$58,709	$-	$150,499

Salaries, wages and benefits:
mining	$-	$-	$6,027	$5,023	$8,798	$-	$19,848
processing	-	-	1,951	978	1,765	-	4,694
administrative	-	-	2,948	2,419	3,023	-	8,390
stock based compensation	-	-	68	67	67	-	202
change in inventory	-	-	209	(91)	36	-	154
Total salaries, wages and benefits	-	-	11,203	8,396	13,689	-	33,288

Direct costs:
mining	-	-	12,567	11,777	15,900	-	40,244
processing	-	-	6,709	6,921	8,742	-	22,372
administrative	-	-	2,164	1,893	2,906	-	6,963
change in inventory	-	-	833	(227)	59	-	665
Total direct production costs	-	-	22,273	20,364	27,607	-	70,244

Depreciation and depletion:
depreciation and depletion	-	-	13,934	1,900	1,332	-	17,166
change in inventory	-	-	(569)	(6)	(9)	-	(584)
Total depreciation and depletion	-	-	13,365	1,894	1,323	-	16,582

Royalties	-	-	1,239	228	273	-	1,740
Write down of inventory to NRV	-	-	166	-	-	-	166

Total cost of sales	$-	$-	$48,246	$30,882	$42,892	$-	$122,020

Earnings (loss) before taxes	$(7,694)	$(10,564)	$(4,875)	$17,537	$15,817	$(2,334)	$7,887

Current income tax expense (recovery)	(10)	-	676	3,981	3	-	4,650
Deferred income tax expense (recovery)	-	200	(5,589)	(1,473)	415	-	(6,447)
Total income tax expense (recovery)	(10)	200	(4,913)	2,508	418	-	(1,797)

Net earnings (loss)	$(7,684)	$(10,764)	$38	$15,029	$15,399	$(2,334)	$9,684